FAIR VALUE MEASUREMENTS (Narrative) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible note	$ 974,074
Convertible Note 2023 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible note	456,068
Convertible Note 2025 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible note	$ 518,006